United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/22

Date of Reporting Period: 10/31/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2022

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2021 through October 31, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2022, was -11.85% for Institutional Shares, -12.06% for Service Shares and -11.87% for Class R6 Shares. The total return of the Standard and Poor’s MidCap 400® Index (S&P 400),1 the Fund’s broad-based securities market index, was -11.54% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund’s investment strategy focused on the use of enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the S&P 400.
Market Overview
During the 12-month reporting period ending October 31, 2022, the domestic equity market struggled. New Covid-19 variants continued to impact global economies and supply chains while the war in Europe drove up energy prices and economic uncertainty. Inflation reached a 40-year high during the period prompting the U.S. Federal Reserve to aggressively raise interest rates. Given this environment the domestic equity market produced a negative return as evidenced by the -14.37% return of the S&P Composite 1500 Index.2 Within the market cap segments, mid cap stocks had the best performance for the period with the S&P MidCap 400 Index returning -11.54%. Small cap stock performance came in slightly worse as the S&P SmallCap 600 Index3 returned -11.81%. Large cap stock performance, as represented by the S&P 500 Index,4 trailed its smaller peers producing -14.61% for the period. Growth stocks underperformed value stocks as the S&P Composite 1500 Growth Index5 returned -23.88% versus the -3.83% return of the S&P Composite 1500 Value Index.6
Annual Shareholder Report
1

Within the S&P 400, sector7 performance was mixed for the reporting period with four out of the eleven sectors generating positive returns. The top performing sector was Energy 45.33%, followed by Consumer Staples 4.41% and Utilities 2.63%. The Communication Services sector posted the weakest results -23.58%, followed by Information Technology -22.85% and Consumer Discretionary -22.67%.
Steel Dynamics, Inc. (Materials), Shockwave Medical, Inc. (Health Care) and EQT Corporation (Energy) posted the strongest contribution to performance in the S&P 400, while SunRun Inc. (Industrials), Masimo Corporation (Health Care) and Cognex Corporation (Information Technology) detracted the most from S&P 400 performance for the reporting period.
Enhanced Management techniques
The Fund’s enhanced management techniques primarily consisted of overweighting and underweighting stocks relative to the S&P 400 based upon Fund management’s quantitative analysis of the securities. The Fund also invested in stocks not represented in the S&P 400 issued in initial public offerings (“IPOs”).8 During the reporting period, the Fund underperformed the S&P 400 by -0.33 basis points on a net basis and underperformed the S&P 400 by -0.01 basis points on a gross basis. The quantitative strategy contributed negatively to the Fund’s performance while the IPOs strategy contributed positively. The Fund invested in S&P 400 futures9 to provide equity exposure for the Fund’s cash balances, reducing tracking error to the Fund’s benchmark. During the reporting period the market was down, and the trading of futures contracts therefore had a negative effect on the Fund’s overall performance.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400.
2
The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3
The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
4
The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5
The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
6
The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
Annual Shareholder Report
2

7
Sector classifications are based upon the classification of the Standard & Poor’s Global Industry Classification Standard.
8
Investing in IPOs involves special risks such as limited liquidity and increased volatility.
9
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Mid-Cap Index Fund (the “Fund”) from October 31, 2012 to October 31, 2022, compared to the Standard & Poor’s MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2022

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2022
	1 Year	5 Years	10 Years
Institutional Shares	-11.85%	7.22%	11.00%
Service Shares	-12.06%	6.95%	10.73%
Class R6 Shares[3]	-11.87%	7.22%	10.90%
S&P 400	-11.54%	7.48%	11.24%

Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The S&P 400 Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the Class R6 Shares.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At October 31, 2022, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	18.3%
Financials	15.0%
Consumer Discretionary	13.3%
Information Technology	11.8%
Health Care	9.9%
Real Estate	7.5%
Materials	6.6%
Energy	3.9%
Consumer Staples	3.9%
Utilities	3.7%
Communication Services	1.7%
Securities Lending Collateral[2]	0.4%
Cash Equivalents[3]	4.2%
Derivative Contracts[4]	0.3%
Other Assets and Liabilities—Net[5]	(0.5)%
TOTAL[6]	100%
1
Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s MidCap 400® Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 400 is effectively 100.1%.
Annual Shareholder Report
6

Portfolio of Investments
October 31, 2022
Shares			Value
	[1]	COMMON STOCKS—95.6%
		Communication Services—1.7%
820		Cable One, Inc.	$704,733
36,016	[2]	Frontier Communications Parent, Inc.	843,495
21,252	[2]	Iridium Communications, Inc.	1,095,115
27,800		New York Times Co., Class A	805,088
34,469		Tegna, Inc.	719,713
23,292	[2]	TripAdvisor, Inc.	550,157
7,240		Wiley (John) & Sons, Inc., Class A	305,456
4,947		World Wrestling Entertainment, Inc.	390,269
7,163	[2]	Ziff Davis, Inc.	554,344
		TOTAL	5,968,370
		Consumer Discretionary—13.3%
16,107	[2]	Adient PLC	563,423
7,749	[2]	AutoNation, Inc.	823,796
25,620		Block (H&R), Inc.	1,054,263
16,223		Boyd Gaming Corp.	937,040
12,148		Brunswick Corp.	858,499
23,012	[2]	Capri Holdings Ltd.	1,051,188
6,759		Carter’s, Inc.	458,733
4,398		Choice Hotels International, Inc.	571,036
5,189		Churchill Downs, Inc.	1,078,845
5,250		Columbia Sportswear Co.	391,125
3,986		Cracker Barrel Old Country Store, Inc.	455,281
10,386	[2]	Crocs, Inc.	734,809
22,903		Dana, Inc.	365,532
4,383	[2]	Deckers Outdoor Corp.	1,533,743
8,895		Dick’s Sporting Goods, Inc.	1,011,895
9,206	[2]	Five Below, Inc.	1,347,298
12,113		Foot Locker, Inc.	383,982
4,869	[2]	Fox Factory Holding Corp.	427,742
40,808	[2,3]	GameStop Corp.	1,155,274
38,177		Gap (The), Inc.	430,255
37,097		Gentex Corp.	982,700
32,865	[2]	Goodyear Tire & Rubber Co.	417,386
326		Graham Holdings Co.	203,382
7,142	[2]	Grand Canyon Education, Inc.	718,699
Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
36,968		Hanesbrands, Inc.	$252,122
25,548		Harley-Davidson, Inc.	1,098,564
3,569	[2]	Helen of Troy Ltd.	337,699
7,603		KB HOME	219,118
14,906		Kohl’s Corp.	446,435
9,829		Lear Corp.	1,363,381
22,323		Leggett and Platt, Inc.	753,401
15,722	[2]	Light & Wonder, Inc.	882,633
4,306		Lithia Motors, Inc.	853,234
41,540		Macy’s, Inc.	866,109
6,573		Marriott Vacations Worldwide Corp.	971,226
55,519	[2]	Mattel, Inc.	1,052,640
4,063		Murphy USA, Inc.	1,277,854
16,514		Nordstrom, Inc.	335,895
9,323	[2]	Ollie’s Bargain Outlet Holding, Inc.	522,088
3,106		Papa Johns International, Inc.	225,589
26,689	[2]	Penn Entertainment, Inc.	883,406
9,342		Polaris, Inc., Class A	949,147
10,198		PVH Corp.	523,361
3,099	[2]	RH	786,929
25,067		Service Corp. International	1,519,311
22,187	[2]	Skechers USA, Inc., Class A	763,898
25,544	[2]	Taylor Morrison Home Corp.	672,829
28,548		Tempur Sealy International, Inc.	767,656
11,165		Texas Roadhouse, Inc.	1,104,777
29,177		The Wendy’s Co.	606,298
8,733		Thor Industries, Inc.	711,478
21,174		Toll Brothers, Inc.	912,176
6,210	[2]	TopBuild Corp.	1,056,569
14,966	[2]	Topgolf Callaway Brands Corp.	280,164
17,522		Travel + Leisure Co.	665,486
32,448	[2]	Under Armour, Inc., Class A	241,738
34,482	[2]	Under Armour, Inc., Class C	226,202
18,439	[2]	Victoria’s Secret & Co.	693,306
4,805	[2]	Visteon Corp.	626,908
10,861		Williams-Sonoma, Inc.	1,344,918
3,620		Wingstop, Inc.	573,372
14,169		Wyndham Hotels & Resorts, Inc.	1,075,852
Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
9,200	[2]	YETI Holdings, Inc.	$295,136
		TOTAL	46,694,831
		Consumer Staples—3.9%
21,850	[2]	Bellring Brands, Inc.	529,207
22,167	[2]	BJ’s Wholesale Club Holdings, Inc.	1,715,726
6,794		Casey’s General Stores, Inc.	1,581,032
4,826	[2]	Celsius Holdings, Inc.	439,552
1,132		Coca-Cola Bottling Co.	551,295
62,597	[2]	Coty, Inc. - CL A	420,026
28,149	[2]	Darling Ingredients, Inc.	2,209,133
4,729		Energizer Holdings, Inc.	136,621
29,867		Flowers Foods, Inc.	857,482
15,181	[2]	Grocery Outlet Holding Corp.	524,807
10,175		Ingredion, Inc.	906,796
2,204		Lancaster Colony Corp.	397,337
7,464		Nu Skin Enterprises, Inc., Class A	285,050
21,621	[2]	Performance Food Group Co.	1,125,157
6,028	[2]	Pilgrim’s Pride Corp.	138,945
8,397	[2]	Post Holdings, Inc.	759,257
16,139	[2]	Sprouts Farmers Market, Inc.	476,100
1,637	[2]	The Boston Beer Co., Inc., Class A	611,076
		TOTAL	13,664,599
		Energy—3.9%
37,936		Antero Midstream Corp.	404,018
45,530	[2]	Antero Resources Corp.	1,669,130
34,296		ChampionX Corp.	981,552
29,930	[2]	CNX Resources Corp.	503,123
15,811		DT Midstream, Inc.	943,917
87,455		Equitrans Midstream Corp.	736,371
24,116		HF Sinclair Corp.	1,475,176
15,260		Matador Resources Co.	1,014,027
23,904		Murphy Oil Corp.	1,159,583
53,905		NOV, Inc.	1,207,472
15,030		PDC Energy, Inc.	1,084,264
45,336		Range Resources Corp.	1,291,169
184,289	[2]	Southwestern Energy Co.	1,277,123
		TOTAL	13,746,925
Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—15.0%
5,903		Affiliated Managers Group	$732,916
11,305		American Financial Group, Inc.	1,640,469
70,964		Annaly Capital Management, Inc.	1,316,382
22,683		Associated Banc-Corp.	552,331
6,067		Bank of Hawaii Corp.	460,789
17,157		Bank OZK	737,408
12,541		Bread Financial Holdings, Inc.	452,856
14,992	[2]	Brighthouse Financial, Inc.	855,593
23,161		Cadence Bank	640,402
11,219		Cathay Bancorp, Inc.	511,586
27,232		CNO Financial Group, Inc.	600,738
17,135		Commerce Bancshares, Inc.	1,213,843
10,590		Cullen Frost Bankers, Inc.	1,641,980
25,008		East West Bancorp, Inc.	1,789,823
21,665		Essent Group Ltd.	857,501
5,452		Evercore, Inc., Class A	573,005
14,061		Federated Hermes, Inc.	488,620
20,115		First American Financial Corp.	1,013,796
17,039		First Financial Bankshares, Inc.	655,831
79,506		First Horizon Corp.	1,948,692
4,020		FirstCash Holdings, Inc.	395,769
70,414		FNB Corp. (PA)	1,017,482
25,792		Fulton Financial Corp.	470,188
18,538		Glacier Bancorp, Inc.	1,061,857
13,175		Hancock Whitney Corp.	736,087
5,509		Hanover Insurance Group, Inc.	807,013
32,205		Home Bancshares, Inc.	820,905
17,085		Interactive Brokers Group, Inc., Class A	1,369,363
7,758		International Bancshares Corp.	384,797
22,801		Janus Henderson Group PLC	519,179
29,023		Jefferies Financial Group, Inc.	998,681
6,738		Kemper Corp.	321,200
3,613		Kinsale Capital Group, Inc.	1,138,709
60,639		MGIC Investment Corp.	827,722
29,587		Navient Corp.	447,947
72,197	[3]	New York Community Bancorp, Inc.	672,154
48,989		Old National Bancorp	958,225
44,868		Old Republic International Corp.	1,041,386
Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
19,408		PacWest Bancorp	$482,483
11,939		Pinnacle Financial Partners, Inc.	990,818
6,307		Primerica, Inc.	912,623
14,729		Prosperity Bancshares, Inc.	1,054,155
10,641		Reinsurance Group of America	1,566,036
7,162		RenaissanceRe Holdings Ltd.	1,107,818
4,988		RLI Corp.	648,789
16,014		SEI Investments Co.	869,560
9,332		Selective Insurance Group, Inc.	915,283
38,426		SLM Corp.	637,487
17,432		Stifel Financial Corp.	1,078,518
27,626		Synovus Financial Corp.	1,100,896
5,361	[2]	Texas Capital Bancshares, Inc.	321,660
6,646		UMB Financial Corp.	553,080
25,782		Umpqua Holdings Corp.	512,546
22,639		United Bankshares, Inc.	958,762
30,408		Unum Group	1,386,301
70,660		Valley National Bancorp	838,734
13,175		VOYA Financial, Inc..	900,643
14,975		Washington Federal, Inc.	579,533
24,882		Webster Financial Corp. Waterbury	1,350,097
9,728		Wintrust Financial Corp.	910,735
		TOTAL	52,349,782
		Health Care—9.9%
14,268	[2]	Acadia Healthcare Co., Inc.	1,159,988
5,455	[2]	Amedisys, Inc.	532,353
18,043	[2]	Arrowhead Pharmaceuticals, Inc.	628,077
8,841		Azenta, Inc.	392,540
16,878		Bruker Corp.	1,043,736
2,754		Chemed Corp.	1,285,760
15,449		Encompass Health Corp.	841,044
7,055	[2]	Enovis Corp.	348,870
25,505	[2]	Envista Holdings Corp.	841,920
61,732	[2]	Exelixis, Inc.	1,023,517
12,404	[2]	Globus Medical, Inc.	831,068
8,716	[2]	Haemonetics Corp.	740,424
22,309	[2]	Halozyme Therapeutics, Inc.	1,066,593
15,927	[2]	HealthEquity, Inc.	1,240,873
Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,183	[2]	ICU Medical, Inc.	$472,389
5,489	[2]	Inari Medical, Inc.	422,269
11,026	[2]	Integra Lifesciences Corp.	554,056
9,901	[2]	Jazz Pharmaceuticals Plc.	1,423,665
11,103	[2]	Lantheus Holdings, Inc.	821,511
3,978	[2]	LHC Group, Inc.	664,724
11,592	[2]	Livanova PLC	545,983
8,018	[2]	Masimo Corp.	1,055,169
4,275	[2]	Medpace Holdings, Inc.	948,964
36,961	[2]	Neogen Corp.	487,885
15,146	[2]	Neurocrine Biosciences, Inc.	1,743,608
9,100	[2]	NuVasive, Inc.	401,583
5,404	[2]	Omnicell, Inc.	417,837
30,164	[2]	Option Care Health, Inc.	912,763
7,652		Patterson Cos., Inc.	198,722
6,283	[2]	Penumbra, Inc.	1,077,346
22,356		Perrigo Co. PLC	900,500
8,087	[2]	Progyny, Inc.	359,629
10,765	[2]	QuidelOrtho Corp.	966,912
23,707	[2]	R1 RCM, Inc.	418,666
7,612	[2]	Repligen Corp.	1,389,114
5,919	[2]	Shockwave Medical, Inc.	1,735,155
18,206	[2]	Sotera Health Topco, Inc.	125,257
8,123	[2]	Staar Surgical Co.	575,677
17,211	[2]	Syneos Health, Inc.	867,090
10,939	[2]	Tandem Diabetes Care, Inc.	614,225
17,708	[2]	Tenet Healthcare Corp.	785,527
8,108	[2]	United Therapeutics Corp.	1,869,137
		TOTAL	34,732,126
		Industrials—18.3%
5,492		Acuity Brands, Inc.	1,008,166
24,889		AECOM	1,873,644
10,073		AGCO Corp.	1,250,764
6,298	[2]	ASGN, Inc.	533,944
3,806	[2]	Avis Budget Group, Inc.	899,967
12,295	[2]	Axon Enterprise, Inc.	1,788,185
7,001		Brinks Co. (The)	417,470
27,694	[2]	Builders Firstsource, Inc.	1,707,612
Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
4,387	[2]	CACI International, Inc., Class A	$1,333,780
8,240		Carlisle Cos., Inc.	1,967,712
4,988	[2]	Chart Industries, Inc.	1,111,725
8,376	[2]	Clean Harbors, Inc.	1,025,725
7,339		Crane Holdings Co.	736,395
5,971		Curtiss Wright Corp.	1,002,113
19,302		Donaldson Co., Inc.	1,108,900
5,081	[2]	Dycom Industries, Inc.	600,473
7,686		Emcor Group, Inc.	1,084,495
3,898		EnerSys, Inc.	258,398
6,496		ESAB Corp.	242,301
22,318		Flowserve Corp.	640,080
24,212	[2]	Fluor Corp.	732,655
4,672	[2]	FTI Consulting, Inc.	727,103
3,965		GATX Corp.	415,175
26,783		Graco, Inc.	1,863,561
22,979	[2]	GXO Logistics, Inc.	839,653
10,730		Hexcel Corp.	597,661
9,427		Hubbell, Inc.	2,238,724
22,567	[2]	IAA Spinco, Inc.	855,966
7,370		Insperity, Inc.	869,807
13,816		ITT Corp.	1,055,404
31,574	[2]	Jet Blue Airways Corp.	253,855
23,125		KBR, Inc.	1,150,931
13,448		Kennametal, Inc.	359,196
10,170	[2]	Kirby Corp.	709,357
29,385		Knight-Swift Transportation Holdings, Inc.	1,411,362
5,651		Landstar System, Inc.	882,799
5,072		Lennox International, Inc.	1,184,667
9,107		Lincoln Electric Holdings	1,293,194
8,143		Manpower, Inc.	637,923
9,594	[2]	Mastec, Inc.	739,506
31,706		MDU Resources Group, Inc.	902,987
12,859	[2]	Mercury Systems, Inc.	622,376
8,651	[2]	Middleby Corp.	1,209,929
5,737		MSA Safety, Inc.	770,135
7,204		MSC Industrial Direct Co.	597,788
31,835		nVent Electric PLC	1,161,977
Annual Shareholder Report
13

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
10,974		OshKosh Truck Corp.	$965,712
17,540		Owens Corning, Inc.	1,501,599
10,964		Regal Rexnord Corp.	1,387,385
7,816		Ryder System, Inc.	629,266
4,441	[2]	Saia, Inc.	883,137
8,728		Science Applications International Corp.	945,592
6,565		Simpson Manufacturing Co., Inc.	561,176
14,220	[2]	Stericycle, Inc.	633,928
7,460	[2,3]	SunPower Corp.	137,935
29,767	[2]	SunRun, Inc.	670,055
5,942		Terex Corp.	240,889
8,859		Tetra Tech, Inc.	1,251,600
11,311		Timken Co.	806,361
16,513		Toro Co.	1,740,966
21,442	[2]	Trex Co., Inc.	1,031,146
25,578	[2]	Univar, Inc.	651,727
3,326		Valmont Industries, Inc.	1,061,726
992	[2]	Vicor Corp.	47,388
4,747		Watsco, Inc.	1,286,247
5,692		Watts Industries, Inc., Class A	833,081
8,674		Werner Enterprises, Inc.	340,021
10,016		Woodward, Inc.	918,467
19,109	[2]	XPO Logistics, Inc.	988,700
		TOTAL	64,189,644
		Information Technology—11.8%
19,907	[2]	ACI Worldwide, Inc.	484,337
14,355		Amkor Technology, Inc.	298,440
10,025	[2]	Arrow Electronics, Inc.	1,015,131
4,822	[2]	Aspen Technology, Inc.	1,164,272
14,451		Avnet, Inc.	580,786
9,617		Belden, Inc.	669,632
10,134	[2]	Blackbaud, Inc.	554,330
6,199	[2]	Calix, Inc.	456,494
24,964	[2]	Ciena Corp.	1,195,776
8,585	[2]	Cirrus Logic, Inc.	576,225
28,530		Cognex Corp.	1,318,942
16,952	[2]	Coherent Corp.	569,757
9,939	[2]	Commvault Systems, Inc.	605,186
Annual Shareholder Report
14

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
7,121		Concentrix Corp.	$870,400
33,342	[2]	Dynatrace Holdings LLC	1,174,972
9,580	[2]	Envestnet, Inc.	472,390
7,819	[2]	Euronet Worldwide, Inc.	656,874
5,341	[2]	Exlservice Holding, Inc.	971,261
4,080	[2]	Fair Isaac & Co., Inc.	1,953,667
14,738	[2]	First Solar, Inc.	2,145,411
26,513		Genpact Ltd.	1,285,880
7,269	[2]	IPG Photonics Corp.	622,663
21,642		Jabil, Inc.	1,390,498
17,221	[2]	Kyndryl Holdings, Inc.	166,527
22,830	[2]	Lattice Semiconductor Corp.	1,107,483
4,150		Littelfuse, Inc.	914,038
11,581	[2]	Lumentum Holdings, Inc.	862,205
8,093	[2]	MA-COM Technology Solutions Holdings, Inc.	468,342
10,366	[2]	Manhattan Associates, Inc.	1,261,231
9,219		Maximus, Inc.	568,536
9,358		MKS Instruments, Inc.	768,760
22,228		National Instruments Corp.	848,665
16,355	[2]	NCR Corp.	347,707
6,019	[2]	Novanta, Inc.	851,087
5,944	[2]	Paylocity Corp.	1,377,760
11,709		Power Integrations, Inc.	781,107
6,716	[2]	Qualys, Inc.	957,433
28,625	[2]	Sabre Corp.	166,311
15,480	[2]	Semtech Corp.	428,641
5,268	[2]	Silicon Laboratories, Inc.	605,399
2,953	[2]	Sitime Corp.	265,209
6,707	[2]	Synaptics, Inc.	594,240
7,075		TD SYNNEX Corp.	647,433
15,626	[2]	Teradata Corp.	493,625
7,345		Universal Display Corp.	699,391
7,778	[2]	ViaSat, Inc.	318,587
19,311		Vishay Intertechnology, Inc.	403,793
33,835		Vontier Corp.	646,249
64,682		Western Union Co.	873,854
7,359	[2]	WEX, Inc.	1,207,906
18,531	[2]	Wolfspeed, Inc.	1,459,316
Annual Shareholder Report
15

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
20,200		Xerox Holdings Corp.	$295,526
		TOTAL	41,419,685
		Materials—6.6%
29,826		Alcoa Corp.	1,164,109
10,231		AptarGroup, Inc.	1,014,404
7,704		Ashland, Inc.	808,304
14,681		Avient Corp.	506,348
9,548		Cabot Corp.	701,587
25,998		Chemours Co./The	744,323
94,510	[2]	Cleveland-Cliffs, Inc.	1,227,685
15,018		Commercial Metals Corp.	683,319
7,553		Eagle Materials, Inc.	923,807
3,791		Greif, Inc., Class A	251,002
8,255	[2]	Ingevity Corp.	555,314
15,079		Louisiana-Pacific Corp.	854,225
9,686	[2]	MP Materials Corp.	290,967
1,003		Newmarket Corp.	305,253
25,226		Olin Corp.	1,335,717
9,547		Reliance Steel & Aluminum Co.	1,923,530
10,963		Royal Gold, Inc.	1,041,046
18,992		RPM International, Inc.	1,796,073
3,398		Scotts Miracle-Gro Co.	156,002
6,337		Sensient Technologies Corp.	452,842
12,812		Silgan Holdings, Inc.	606,776
15,209		Sonoco Products Co.	944,175
27,571		Steel Dynamics, Inc.	2,593,052
38,372		United States Steel Corp.	781,254
28,663		Valvoline, Inc.	841,546
5,584		Westlake Corp.	539,694
1,598		Worthington Industries, Inc.	76,001
		TOTAL	23,118,355
		Real Estate—7.5%
24,862		Apartment Income REIT Corp.	955,447
49,967		Brixmor Property Group, Inc.	1,064,797
16,812		Corporate Office Properties Trust	448,040
24,488		Cousins Properties, Inc.	581,835
36,378		Douglas Emmett, Inc.	639,889
7,244		EastGroup Properties, Inc.	1,135,062
Annual Shareholder Report
16

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
11,317		EPR Properties	$436,836
24,609		First Industrial Realty Trust	1,172,127
62,900		Healthcare Realty Trust, Inc.	1,278,757
22,627		Highwoods Properties, Inc.	638,760
26,859		Independence Realty Trust	450,157
17,620		JBG Smith Properties	346,762
7,535	[2]	Jones Lang LaSalle, Inc.	1,198,743
20,350		Kilroy Realty Corp.	869,759
37,165		Kite Realty Group Trust	729,920
14,069		Lamar Advertising Co.	1,297,584
13,909		Life Storage, Inc.	1,538,474
38,392		Macerich Co. (The)	427,303
84,488		Medical Properties Trust, Inc.	967,387
27,833		National Retail Properties, Inc.	1,169,821
14,494		National Storage Affiliates Trust	618,314
32,301		Omega Healthcare Investors, Inc.	1,026,526
38,664		Park Hotels & Resorts, Inc.	505,725
23,125		Pebblebrook Hotel Trust	370,925
38,641		Physicians Realty Trust	581,933
16,792		PotlatchDeltic Corp.	747,076
18,578		Rayonier, Inc.	626,079
24,828		Rexford Industrial Realty, Inc.	1,372,492
39,754		Sabra Health Care REIT, Inc.	543,040
6,728		SL Green Realty Corp.	266,967
22,810		Spirit Realty Capital, Inc.	885,712
43,946		STORE Capital Corp.	1,397,483
		TOTAL	26,289,732
		Utilities—3.7%
9,788		Allete, Inc.	550,771
12,700		Black Hills Corp.	830,199
39,238		Essential Utilities, Inc.	1,735,104
18,554		Hawaiian Electric Industries, Inc.	705,794
7,851		Idacorp, Inc.	822,000
17,132		National Fuel Gas Co.	1,156,239
16,292		New Jersey Resources Corp.	727,275
9,691		Northwestern Corp.	511,975
28,232		OGE Energy Corp.	1,034,138
8,318		ONE Gas, Inc.	644,479
Annual Shareholder Report
17

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
5,464	[3]	Ormat Technologies, Inc.	$494,219
10,319		PNM Resources, Inc.	479,524
17,754		Portland General Electric Co.	797,865
9,542		Southwest Gas Holdings, Inc.	697,234
7,989		Spire, Inc.	557,712
32,916		UGI Corp.	1,162,922
		TOTAL	12,907,450
		TOTAL COMMON STOCKS (IDENTIFIED COST $213,941,585)	335,081,499
		INVESTMENT COMPANIES—4.6%
1,428,703		Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[4]	1,428,703
14,668,522		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[4]	14,659,721
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,090,608)	16,088,424
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $230,032,193)[5]	351,169,923
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(734,987)
		TOTAL NET ASSETS—100%	$350,434,936
At October 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
2S&P MidCap 400 E-Mini Index	64	$15,613,440	December 2022	$1,129,466
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
18

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$609,107	$1,112,206	$13,674,872	$15,396,185
Purchases at Cost	$—	$65,648,067	$108,598,314	$174,246,381
Proceeds from Sales	$(145,087)	$(65,331,570)	$(107,602,786)	$(173,079,443)
Change in Unrealized Appreciation/ Depreciation	$(35,015)	N/A	$(3,123)	$(38,138)
Net Realized Gain/(Loss)	$59,615	N/A	$(7,556)	$52,059
Value as of 10/31/2022	$488,620	$1,428,703	$14,659,721	$16,577,044
Shares Held as of 10/31/2022	14,061	1,428,703	14,668,522	16,111,286
Dividend Income	$18,952	$11,988	$122,165	$153,105
Gain Distributions Received	$—	$—	$526	$526
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $15,613,440 at October 31, 2022, which represents 4.5% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.1%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
7-day net yield.
5
The cost of investments for federal tax purposes amounts to $234,219,671.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Annual Shareholder Report
19

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.51	$18.35	$20.69	$23.69	$27.75
Income From Investment Operations:
Net investment income	0.21	0.21	0.20	0.26	0.32
Net realized and unrealized gain (loss)	(2.53)	7.99	(0.44)	1.37	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	(2.32)	8.20	(0.24)	1.63	0.31
Less Distributions:
Distributions from net investment income	(0.20)	(0.18)	(0.22)	(0.27)	(0.31)
Distributions from net realized gain	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)
TOTAL DISTRIBUTIONS	(4.42)	(3.04)	(2.10)	(4.63)	(4.37)
Net Asset Value, End of Period	$16.77	$23.51	$18.35	$20.69	$23.69
Total Return[1]	(11.85)%	48.88%	(1.41)%	8.63%	0.83%
Ratios to Average Net Assets:
Net expenses[2]	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	1.17%	0.96%	1.22%	1.31%	1.28%
Expense waiver/reimbursement[3]	0.15%	0.14%	0.15%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,356	$109,614	$87,376	$161,149	$154,139
Portfolio turnover[4]	32%	31%	34%	31%	29%
1
Based on net asset value.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
4
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.54	$18.37	$20.70	$23.71	$27.77
Income From Investment Operations:
Net investment income	0.16	0.15	0.17	0.21	0.26
Net realized and unrealized gain (loss)	(2.53)	8.00	(0.45)	1.36	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	(2.37)	8.15	(0.28)	1.57	0.24
Less Distributions:
Distributions from net investment income	(0.15)	(0.12)	(0.17)	(0.22)	(0.24)
Distributions from net realized gain	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)
TOTAL DISTRIBUTIONS	(4.37)	(2.98)	(2.05)	(4.58)	(4.30)
Net Asset Value, End of Period	$16.80	$23.54	$18.37	$20.70	$23.71
Total Return[1]	(12.06)%	48.52%	(1.63)%	8.32%	0.56%
Ratios to Average Net Assets:
Net expenses[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	0.92%	0.71%	0.95%	1.08%	1.03%
Expense waiver/reimbursement[3]	0.14%	0.13%	0.13%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$224,874	$306,048	$251,645	$336,868	$434,678
Portfolio turnover[4]	32%	31%	34%	31%	29%
1
Based on net asset value.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
4
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.55	$18.38	$20.71	$23.72	$27.78
Income From Investment Operations:
Net investment income	0.20	0.21	0.22	0.26	0.32
Net realized and unrealized gain (loss)	(2.53)	8.00	(0.45)	1.36	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	(2.33)	8.21	(0.23)	1.62	0.31
Less Distributions:
Distributions from net investment income	(0.20)	(0.18)	(0.22)	(0.27)	(0.31)
Distributions from net realized gain	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)
TOTAL DISTRIBUTIONS	(4.42)	(3.04)	(2.10)	(4.63)	(4.37)
Net Asset Value, End of Period	$16.80	$23.55	$18.38	$20.71	$23.72
Total Return[1]	(11.87)%	48.87%	(1.35)%	8.59%	0.83%
Ratios to Average Net Assets:
Net expenses[2]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.19%	0.96%	1.21%	1.34%	1.26%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.11%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,205	$48,011	$37,590	$53,991	$46,064
Portfolio turnover[4]	32%	31%	34%	31%	29%
1
Based on net asset value.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
4
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Assets and Liabilities
October 31, 2022

Assets:
Investment in securities, at value including $1,398,474 of securities loaned and $16,577,044 of investment in affiliated holdings* (identified cost $230,032,193)		$351,169,923
Cash		1,324
Due from broker		864,000
Income receivable		126,544
Receivable for shares sold		106,937
Income receivable from affiliated holdings		36,300
TOTAL ASSETS		352,305,028
Liabilities:
Payable for collateral due to broker for securities lending	$1,428,703
Payable for shares redeemed	223,525
Payable for portfolio accounting fees	67,831
Payable for other service fees (Notes 2 and 5)	48,459
Payable for variation margin on futures contracts	10,296
Payable for management fee (Note 5)	4,044
Accrued expenses (Note 5)	87,234
TOTAL LIABILITIES		1,870,092
Net assets for 20,871,263 shares outstanding		$350,434,936
Net Assets Consists of:
Paid-in capital		$198,585,748
Total distributable earnings (loss)		151,849,188
TOTAL NET ASSETS		$350,434,936
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($82,356,457 ÷ 4,911,307 shares outstanding) no par value, unlimited shares authorized		$16.77
Service Shares:
Net asset value per share ($224,873,853 ÷ 13,388,833 shares outstanding) no par value, unlimited shares authorized		$16.80
Class R6 Shares:
Net asset value per share ($43,204,626 ÷ 2,571,123 shares outstanding) no par value, unlimited shares authorized		$16.80
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended October 31, 2022

Investment Income:
Dividends (including $140,705 received from affiliated holdings*)			$5,872,144
Net Income on securities loaned (includes $12,400 earned from affiliated holdings related to cash collateral balances*)			47,193
TOTAL INCOME			5,919,337
Expenses:
Management fee (Note 5)		$1,192,209
Custodian fees		34,894
Transfer agent fees (Note 2)		224,708
Directors’/Trustees’ fees (Note 5)		6,046
Auditing fees		25,800
Legal fees		8,369
Other service fees (Notes 2 and 5)		626,156
Portfolio accounting fees		138,377
Share registration costs		50,344
Printing and postage		25,537
Miscellaneous (Note 5)		117,204
TOTAL EXPENSES		2,449,644
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(452,107)
Reimbursement of other operating expenses (Notes 2 and 5)	(110,853)
TOTAL WAIVER AND REIMBURSEMENTS		(562,960)
Net expenses			1,886,684
Net investment income			4,032,653
Annual Shareholder Report
25

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $52,059 on sales of investments in affiliated holdings*)	$34,811,840
Net realized (loss) on futures contracts	(1,015,545)
Realized gain distribution received from an affiliated holding*	526
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(38,138) of investments in affiliated holdings*)	(91,259,269)
Net change in unrealized appreciation of futures contracts	664,898
Net realized and unrealized loss on investments and futures contracts	(56,797,550)
Change in net assets resulting from operations	$(52,764,897)
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets

Year Ended October 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,032,653	$3,591,430
Net realized gain	33,796,821	81,943,182
Net change in unrealized appreciation/depreciation	(90,594,371)	86,335,461
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(52,764,897)	171,870,073
Distributions to Shareholders:
Institutional Shares	(20,615,815)	(14,480,292)
Service Shares	(55,559,663)	(40,189,935)
Class R6 Shares	(9,186,618)	(6,285,569)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(85,362,096)	(60,955,796)
Share Transactions:
Proceeds from sale of shares	56,749,675	61,343,711
Net asset value of shares issued to shareholders in payment of distributions declared	83,065,319	59,208,359
Cost of shares redeemed	(114,926,071)	(144,405,327)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,888,923	(23,853,257)
Change in net assets	(113,238,070)	87,061,020
Net Assets:
Beginning of period	463,673,006	376,611,986
End of period	$350,434,936	$463,673,006
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Notes to Financial Statements
October 31, 2022
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $562,960 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended October 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$63,715	$(38,083)
Service Shares	153,709	(72,770)
Class R6 Shares	7,284	—
TOTAL	$224,708	$(110,853)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$626,156
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not
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correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $13,419,058. This is based on amounts held as of each month-end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,398,474	$1,428,703
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$(1,129,466)*
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(1,015,545)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$664,898
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2022		2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,325,616	$23,986,449	963,285	$20,853,211
Shares issued to shareholders in payment of distributions declared	1,047,465	19,825,449	738,495	13,963,744
Shares redeemed	(2,124,491)	(37,205,220)	(1,800,233)	(38,449,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	248,590	$6,606,678	(98,453)	$(3,632,130)

Year Ended October 31	2022		2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,244,586	$22,530,411	1,378,605	$30,037,709
Shares issued to shareholders in payment of distributions declared	2,867,872	54,415,617	2,072,134	39,145,773
Shares redeemed	(3,726,237)	(68,663,599)	(4,145,585)	(88,164,671)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	386,221	$8,282,429	(694,846)	$(18,981,189)

Year Ended October 31	2022		2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	563,408	$10,232,815	479,425	$10,452,791
Shares issued to shareholders in payment of distributions declared	465,448	8,824,253	321,962	6,098,842
Shares redeemed	(496,547)	(9,057,252)	(807,849)	(17,791,571)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	532,309	$9,999,816	(6,462)	$(1,239,938)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,167,120	$24,888,923	(799,761)	$(23,853,257)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$19,164,778	$3,071,107
Long-term capital gains	$66,197,318	$57,884,689
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$955,345
Undistributed long-term capital gains	$33,943,591
Net unrealized appreciation	$116,950,252
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market on futures contracts.
At October 31, 2022, the cost of investments for federal tax purposes was $234,219,671. The net unrealized appreciation of investments for federal tax purposes was $116,950,252. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $132,213,905 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,263,653. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2022, the Manager voluntarily waived $441,803 of its fee and reimbursed $110,853 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2022, the Manager reimbursed $10,304.
Other Service Fees
For the year ended October 31, 2022, FSSC received $14,238 of the other service fees disclosed in Note 2.
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Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2022, were as follows:
Purchases	$124,261,211
Sales	$182,951,760
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2022, the Fund had no outstanding loans. During the year ended October 31, 2022, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2022, there were no outstanding loans. During the year ended October 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2022, 27.39% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2022, 26.90% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2022, the amount of long-term capital gains designated by the Fund was $66,197,318.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Index Trust AND SHAREHOLDERS OF Federated hermes Mid-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000.00	$978.80	$1.55
Service Shares	$1,000.00	$977.50	$2.79
Class R6 Shares	$1,000.00	$978.30	$1.50
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000.00	$1,023.64	$1.58
Service Shares	$1,000.00	$1,022.38	$2.85
Class R6 Shares	$1,000.00	$1,023.69	$1.53
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised two portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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48

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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49

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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50

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Mid-Cap Index Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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57

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report
59

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
60

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mid-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2022

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2021 through October 31, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2022, was -15.74% for Class C Shares, -15.48% for Class R Shares, -14.78% for Institutional Shares and -15.12% for Service Shares. The total return of the Standard & Poor’s 500® Index (S&P 500),1 the Fund’s broad-based securities market index, was -14.61% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the S&P 500.
MARKET OVERVIEW
During the 12-month reporting period ending October 31, 2022, the domestic equity market struggled. New Covid-19 variants continued to impact global economies and supply chains while the war in Europe drove up energy prices and economic uncertainty. Inflation reached a 40-year high during the period, prompting the U.S. Federal Reserve to aggressively raise interest rates. Given this environment the domestic equity market produced a negative return as evidenced by the -14.37% return of the S&P Composite 1500 Index.2 Within the market cap segments, mid cap stocks had the best performance for the period with the S&P MidCap 400 Index3 returning -11.54%. Small cap stock performance came in slightly worse as the S&P SmallCap 600 Index4 returned -11.81%. Large cap stock performance, as represented by the S&P 500 Index, trailed its smaller peers producing -14.61% for the period. Growth stocks underperformed value stocks as the S&P Composite 1500 Growth Index5 returned -23.88% vs. the -3.83% return of the S&P Composite 1500 Value Index.6
Annual Shareholder Report

Within the S&P 500, sector7 performance was mixed for the reporting period with four out of the eleven sectors generating positive returns. The top performing sector was Energy 64.97%, followed by Consumer Staples 4.86% and Utilities 2.88%. The Communication Services sector posted the weakest results -40.64%, followed by Consumer Discretionary -28.53% and Real Estate -20.65%.
Exxon Mobil Corporation (Energy), Chevron Corporation (Energy) and UnitedHealth Group Incorporated (Health Care) posted the strongest contribution to performance in the S&P 500, while Meta Platforms Inc. Class A (Communication Services), Amazon.com, Inc. (Consumer Discretionary) and Microsoft Corporation (Information Technology) detracted the most from the performance of the S&P 500 for the reporting period.
Enhanced Management Techniques
The Fund’s enhanced management techniques primarily consisted of overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities. The Fund also invested in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).8 During the reporting period, the Fund underperformed the S&P 500 by 17 basis points on a net basis and outperformed the S&P 500 by 14 basis points on a gross basis. Both the quantitative and IPO strategies contributed positively to performance. The Fund invested in S&P 500 futures9 to provide equity exposure for the Fund’s cash balances, reducing tracking error to the Fund’s benchmark. During the reporting period the market was down, and the trading of futures contracts therefore had a negative effect on the Fund’s overall performance.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2
The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3
The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.*
4
The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
5
The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
6
The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
Annual Shareholder Report

7
Sector classifications are based upon the classification of the Standard & Poor’s Global Industry Classification Standard.
8
Investing in IPOs involves special risks such as limited liquidity and increased volatility.
9
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Max-Cap Index Fund (the “Fund”) from October 31, 2012 to October 31, 2022, compared to the Standard & Poor’s 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2022

◾ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2022
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	-16.46%	8.91%	11.34%
Class R Shares	-15.48%	9.23%	11.68%
Institutional Shares	-14.78%	10.05%	12.52%
Service Shares	-15.12%	9.72%	12.18%
S&P 500	-14.61%	10.44%	12.79%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2022, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	25.8%
Health Care	14.9%
Financials	11.2%
Consumer Discretionary	10.6%
Industrials	8.2%
Communication Services	7.2%
Consumer Staples	6.7%
Energy	5.2%
Utilities	2.8%
Real Estate	2.6%
Materials	2.5%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	2.3%
Other Assets and Liabilities—Net3.5	0.0%
TOTAL[6]	100%
1
Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Represents less than 0.1%.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.1%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2022
Shares			Value
	[1]	COMMON STOCKS—97.7%
		Communication Services—7.2%
4,723		Activision Blizzard, Inc.	$343,834
42,431	[2]	Alphabet, Inc., Class A	4,010,154
37,954	[2]	Alphabet, Inc., Class C	3,592,726
43,394		AT&T, Inc.	791,073
1,090	[2]	Charter Communications, Inc.	400,706
34,483		Comcast Corp., Class A	1,094,490
2,794		Electronic Arts, Inc.	351,932
1,828		Fox Corp., Class A	52,774
1,145		Fox Corp., Class B	31,144
2,656		Interpublic Group of Cos., Inc.	79,122
1,059	[2]	Live Nation Entertainment, Inc.	84,307
4,268		Lumen Technologies, Inc.	31,412
2,397	[2]	Match Group, Inc.	103,550
16,251	[2]	Meta Platforms, Inc.	1,513,943
3,164	[2]	Netflix, Inc.	923,508
2,047		News Corp., Inc., Class A	34,533
1,506		News Corp., Inc., Class B	25,798
4,412	[2]	T-Mobile USA, Inc.	668,683
926	[2]	Take-Two Interactive Software, Inc.	109,713
29,613		Verizon Communications, Inc.	1,106,638
13,076	[2]	Walt Disney Co.	1,393,117
14,652	[2]	Warner Bros. Discovery, Inc.	190,476
		TOTAL	16,933,633
		Consumer Discretionary—10.6%
290		Advance Auto Parts, Inc.	55,077
62,738	[2]	Amazon.com, Inc.	6,426,881
717	[2]	Aptiv PLC	65,297
191	[2]	AutoZone, Inc.	483,780
1,907		Bath & Body Works, Inc.	63,656
1,095		Best Buy Co., Inc.	74,909
339	[2]	Booking Holdings, Inc.	633,754
1,048		BorgWarner, Inc.	39,331
2,009	[2]	Caesars Entertainment Corp.	87,854
6,082	[2]	Carnival Corp.	55,103
209	[2]	Chipotle Mexican Grill, Inc.	313,151
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
2,468		D. R. Horton, Inc.	$189,740
2,082		Dollar General Corp.	531,014
1,322	[2]	Dollar Tree, Inc.	209,537
313		Domino’s Pizza, Inc.	103,991
3,335		eBay, Inc.	132,866
1,009	[2]	Etsy, Inc.	94,755
2,146	[2]	Expedia Group, Inc.	200,587
26,321		Ford Motor Co.	351,912
9,722		General Motors Co.	381,588
987		Genuine Parts Co.	175,548
1,126		Hasbro, Inc.	73,472
1,975		Hilton Worldwide Holdings, Inc.	267,138
7,250		Home Depot, Inc.	2,146,942
1,970	[2]	Las Vegas Sands Corp.	74,880
1,486		Lennar Corp., Class A	119,920
1,367		LKQ Corp.	76,060
5,116		Lowe’s Cos., Inc.	997,364
1,805		Marriott International, Inc., Class A	288,999
5,284		McDonald’s Corp.	1,440,735
1,631		MGM Resorts International	58,015
143	[2]	Mohawk Industries, Inc.	13,549
9,138		Nike, Inc., Class B	846,910
10,440	[2]	Norwegian Cruise Line Holdings Ltd.	176,332
51	[2]	NVR, Inc.	216,125
589	[2]	O’Reilly Automotive, Inc.	493,093
270		Ralph Lauren Corp.	25,026
1,178		Ross Stores, Inc.	112,723
6,844		Starbucks Corp.	592,622
1,337		Tapestry, Inc.	42,356
3,413		Target Corp.	560,585
19,179	[2]	Tesla, Inc.	4,363,990
6,487		TJX Cos., Inc.	467,713
883		Tractor Supply Co.	194,057
311	[2]	Ulta Beauty, Inc.	130,424
2,901		V.F. Corp.	81,953
226		Whirlpool Corp.	31,242
376	[2]	Wynn Resorts Ltd.	24,026
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
2,209		Yum! Brands, Inc.	$261,214
		TOTAL	24,847,796
		Consumer Staples—6.7%
15,463		Altria Group, Inc.	715,473
2,600		Archer-Daniels-Midland Co.	252,148
3,877		Campbell Soup Co.	205,132
3,216		Church and Dwight, Inc.	238,402
853		Clorox Co.	124,572
5,580		Colgate-Palmolive Co.	412,027
2,700		Conagra Brands, Inc.	99,090
1,028		Constellation Brands, Inc., Class A	253,998
3,172		Costco Wholesale Corp.	1,590,758
1,164		Estee Lauder Cos., Inc., Class A	233,370
5,745		General Mills, Inc.	468,677
931		Hershey Foods Corp.	222,295
2,299		Hormel Foods Corp.	106,789
3,444		Kellogg Co.	264,568
5,473		Keurig Dr Pepper, Inc.	212,571
2,192		Kimberly-Clark Corp.	272,816
4,954		Kraft Heinz Co./The	190,580
7,011		Kroger Co.	331,550
1,747		McCormick & Co., Inc.	137,384
874		Molson Coors Beverage Company, Class B	44,076
9,905		Mondelez International, Inc.	608,960
1,391	[2]	Monster Beverage Corp.	130,365
9,880		PepsiCo, Inc.	1,794,011
10,865		Philip Morris International, Inc.	997,950
17,033		Procter & Gamble Co.	2,293,834
586		Smucker (J.M.) Co.	88,287
3,379		Sysco Corp.	292,486
27,707		The Coca-Cola Co.	1,658,264
1,723		Tyson Foods, Inc., Class A	117,767
4,387		Walgreens Boots Alliance, Inc.	160,126
9,194		WalMart Inc.	1,308,582
		TOTAL	15,826,908
		Energy—5.2%
1,747		APA Corp.	79,419
7,392		Baker Hughes a GE Co. LLC	204,463
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
12,800		Chevron Corp.	$2,315,520
9,185		ConocoPhillips	1,158,137
6,367		Coterra Energy, Inc., Class A	198,205
6,286		Devon Energy Corp.	486,222
396		Diamondback Energy, Inc.	62,215
3,193		EOG Resources, Inc.	435,908
2,614		EQT Corp.	109,370
29,171		Exxon Mobil Corp.	3,232,438
2,467		Halliburton Co.	89,848
1,041		Hess Corp.	146,864
12,731		Kinder Morgan, Inc.	230,686
9,098		Marathon Oil Corp.	277,034
3,279		Marathon Petroleum Corp.	372,560
7,036		Occidental Petroleum Corp.	510,814
2,784		ONEOK, Inc.	165,147
3,113		Phillips 66	324,655
1,590		Pioneer Natural Resources, Inc.	407,692
10,049		Schlumberger Ltd.	522,849
1,600		Targa Resources, Inc.	109,392
3,684		Valero Energy Corp.	462,526
7,896		Williams Cos., Inc.	258,436
		TOTAL	12,160,400
		Financials—11.2%
3,670		Aflac, Inc.	238,954
1,728		Allstate Corp.	218,160
4,381		American Express Co.	650,359
7,501		American International Group, Inc.	427,557
847		Ameriprise Financial, Inc.	261,825
1,571		Aon PLC	442,221
2,608	[2]	Arch Capital Group Ltd.	149,960
1,118		Assurant, Inc.	151,891
48,669		Bank of America Corp.	1,754,031
4,670		Bank of New York Mellon Corp.	196,654
12,320	[2]	Berkshire Hathaway, Inc., Class B	3,635,509
1,101		BlackRock, Inc.	711,147
2,031		Brown & Brown	119,402
3,834		Capital One Financial Corp.	406,481
554		Cboe Global Markets, Inc.	68,973
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
9,184		Charles Schwab Corp.	$731,689
3,068		Chubb Ltd.	659,282
1,355		Cincinnati Financial Corp.	139,999
16,057		Citigroup, Inc.	736,374
2,885		Citizens Financial Group, Inc.	117,996
2,635		CME Group, Inc.	456,645
2,367		Comerica, Inc.	166,873
3,074		Discover Financial Services	321,110
197		Everest Re Group Ltd.	63,564
9		FactSet Research Systems	3,829
4,197		Fifth Third Bancorp	149,791
1,447		First Republic Bank	173,785
6,719		Franklin Resources, Inc.	157,561
858		Gallagher (Arthur J.) & Co.	160,515
2,340		Goldman Sachs Group, Inc.	806,153
1,929		Hartford Financial Services Group, Inc.	139,679
8,557		Huntington Bancshares, Inc.	129,895
4,133		Intercontinental Exchange, Inc.	394,991
10,271		Invesco Ltd.	157,352
20,791		JPMorgan Chase & Co.	2,617,171
12,983		KeyCorp	232,006
3,438		Lincoln National Corp.	185,205
994		Loews Corp.	56,678
619		M&T Bank Corp.	104,221
356		Marketaxess Holdings, Inc.	86,878
3,669		Marsh & McLennan Cos., Inc.	592,507
4,377		MetLife, Inc.	320,440
1,196		Moody’s Corp.	316,784
9,189		Morgan Stanley	755,060
619		MSCI, Inc., Class A	290,224
2,458		NASDAQ, Inc.	152,986
1,713		Northern Trust Corp.	144,492
3,035		PNC Financial Services Group	491,154
1,337		Principal Financial Group, Inc.	117,830
3,218		Progressive Corp., OH	413,191
3,875		Prudential Financial, Inc.	407,611
299		Raymond James Financial, Inc.	35,324
5,564		Regions Financial Corp.	122,130
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,071		S&P Global, Inc.	$665,309
2,271		State Street Corp.	168,054
112	[2]	SVB Financial Group	25,868
6,948		Synchrony Financial	247,071
1,799		T. Rowe Price Group, Inc.	190,982
1,534		The Travelers Cos., Inc.	282,962
8,881		Truist Financial Corp.	397,780
9,597		U.S. Bancorp	407,393
26,247		Wells Fargo & Co.	1,207,100
664		Willis Towers Watson PLC	144,891
670		Zions Bancorporation, N.A.	34,800
		TOTAL	26,314,309
		Health Care—14.9%
12,580		Abbott Laboratories	1,244,665
12,491		AbbVie, Inc.	1,828,682
409	[2]	Abiomed, Inc.	103,101
2,282		Agilent Technologies, Inc.	315,715
54	[2]	Align Technology, Inc.	10,492
982		AmerisourceBergen Corp.	154,390
3,674		Amgen, Inc.	993,266
3,162		Baxter International, Inc.	171,855
1,562		Becton Dickinson & Co.	368,585
200	[2]	Bio-Rad Laboratories, Inc., Class A	70,342
350		Bio-Techne Corp.	103,691
1,423	[2]	Biogen, Inc.	403,335
7,364	[2]	Boston Scientific Corp.	317,462
16,682		Bristol-Myers Squibb Co.	1,292,355
3,665		Cardinal Health, Inc.	278,174
1,328	[2]	Catalent, Inc.	87,289
5,379	[2]	Centene Corp.	457,914
473	[2]	Charles River Laboratories International, Inc.	100,394
2,074		CIGNA Corp.	670,026
425		Cooper Cos., Inc.	116,191
9,040		CVS Health Corp.	856,088
4,703		Danaher Corp.	1,183,604
144	[2]	Davita, Inc.	10,513
1,334		Dentsply Sirona, Inc.	41,114
3,732	[2]	Dexcom, Inc.	450,751
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
5,594	[2]	Edwards Lifesciences Corp.	$405,173
1,646		Elevance Health, Inc.	899,983
5,641		Eli Lilly & Co.	2,042,550
10,316		Gilead Sciences, Inc.	809,393
1,586		HCA Healthcare, Inc.	344,907
639	[2]	Henry Schein, Inc.	43,746
3,471	[2]	Hologic, Inc.	235,334
847		Humana, Inc.	472,694
257	[2]	IDEXX Laboratories, Inc.	92,438
536	[2]	Illumina, Inc.	122,648
968	[2]	Incyte Genomics, Inc.	71,961
1,969	[2]	Intuitive Surgical, Inc.	485,299
1,428	[2]	IQVIA Holdings, Inc.	299,409
18,445		Johnson & Johnson	3,208,877
535		Laboratory Corp. of America Holdings	118,695
1,354		McKesson Corp.	527,207
9,633		Medtronic PLC	841,346
17,613		Merck & Co., Inc.	1,782,436
66	[2]	Mettler-Toledo International, Inc.	83,485
1,523	[2]	Moderna, Inc.	228,953
748	[2]	Molina Healthcare, Inc.	268,427
1,066		PerkinElmer, Inc.	142,396
40,035		Pfizer, Inc.	1,863,629
637		Quest Diagnostics, Inc.	91,505
920	[2]	Regeneron Pharmaceuticals, Inc.	688,850
522		ResMed, Inc.	116,766
822		STERIS PLC	141,861
1,866		Stryker Corp.	427,762
430		Teleflex, Inc.	92,261
2,556		Thermo Fisher Scientific, Inc.	1,313,707
6,558		UnitedHealth Group, Inc.	3,640,674
230		Universal Health Services, Inc., Class B	26,650
1,799	[2]	Vertex Pharmaceuticals, Inc.	561,288
20,668		Viatris, Inc.	209,367
501	[2]	Waters Corp.	149,884
607		West Pharmaceutical Services, Inc.	139,671
1,607		Zimmer Biomet Holdings, Inc.	182,154
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
2,578		Zoetis, Inc.	$388,711
		TOTAL	35,192,091
		Industrials—8.2%
3,709		3M Co.	466,555
395	[2]	Alaska Air Group, Inc.	17,562
1,811		Ametek, Inc.	234,814
3,785	[2]	Boeing Co.	539,400
6,512		Carrier Global Corp.	258,917
3,853		Caterpillar, Inc.	834,020
625		Cintas Corp.	267,219
1,719	[2]	Copart, Inc.	197,719
3,114	[2]	CoStar Group, Inc.	257,590
15,879		CSX Corp.	461,444
448		Cummins, Inc.	109,541
1,641		Deere & Co.	649,541
3,830	[2]	Delta Air Lines, Inc.	129,952
1,202		Dover Corp.	157,089
2,975		Eaton Corp. PLC	446,458
4,461		Emerson Electric Co.	386,323
245		Equifax, Inc.	41,537
1,393		Expeditors International Washington, Inc.	136,305
1,607		Fastenal Co.	77,666
1,574		FedEx Corp.	252,281
2,197		Fortive Corp.	140,388
528		Fortune Brands Home & Security, Inc.	31,849
2,093		General Dynamics Corp.	522,831
9,418		General Electric Co.	732,815
4,808		Honeywell International, Inc.	980,928
2,694		Howmet Aerospace, Inc.	95,772
719		Hunt (J.B.) Transportation Services, Inc.	122,999
780		Huntington Ingalls Industries, Inc.	200,515
645		IDEX Corp.	143,390
2,107		Illinois Tool Works, Inc.	449,908
3,315		Ingersoll-Rand, Inc.	167,408
5,275		Johnson Controls International PLC	305,106
1,249		L3Harris Technologies Inc.	307,841
2,215		Leidos Holdings, Inc.	225,022
1,945		Lockheed Martin Corp.	946,593
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,120		Masco Corp.	$51,822
485		Nordson Corp.	109,125
1,755		Norfolk Southern Corp.	400,263
788		Northrop Grumman Corp.	432,620
196		Old Dominion Freight Lines, Inc.	53,822
3,301		Otis Worldwide Corp.	233,183
2,184		PACCAR, Inc.	211,477
1,338		Parker-Hannifin Corp.	388,850
757		Pentair PLC	32,513
1,176		Quanta Services, Inc.	167,039
10,151		Raytheon Technologies Corp.	962,518
1,608		Republic Services, Inc.	213,253
1,069		Robert Half International, Inc.	81,736
837		Rockwell Automation, Inc.	213,686
2,280		Rollins, Inc.	95,942
1,344		Smith (A.O.) Corp.	73,624
268		Snap-On, Inc.	59,509
3,561	[2]	Southwest Airlines Co.	129,442
3,298		Textron Inc.	225,715
909		Trane Technologies plc	145,104
561		Transdigm Group, Inc.	323,001
4,513		Union Pacific Corp.	889,693
5,279	[2]	United Airlines Holdings, Inc.	227,419
5,790		United Parcel Service, Inc.	971,388
459	[2]	United Rentals, Inc.	144,911
1,106		Verisk Analytics, Inc.	202,210
357		W.W. Grainger, Inc.	208,613
2,600		Wabtec Corp.	242,528
2,568		Waste Management, Inc.	406,694
45		Xylem, Inc.	4,609
		TOTAL	19,197,607
		Information Technology—25.8%
4,042		Accenture PLC	1,147,524
3,378	[2]	Adobe, Inc.	1,075,893
11,695	[2]	Advanced Micro Devices, Inc.	702,402
2,433	[2]	Akamai Technologies, Inc.	214,907
4,516		Amphenol Corp., Class A	342,448
3,619		Analog Devices, Inc.	516,142
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
710	[2]	Ansys, Inc.	$157,024
106,772		Apple, Inc.	16,372,418
6,400		Applied Materials, Inc.	565,056
751	[2]	Arista Networks, Inc.	90,766
2,108	[2]	Autodesk, Inc.	451,744
3,033		Automatic Data Processing, Inc.	733,076
2,896		Broadcom, Inc.	1,361,468
969		Broadridge Financial Solutions	145,408
2,642	[2]	Cadence Design Systems, Inc.	399,972
1,029		CDW Corp.	177,821
1,464	[2]	Ceridian HCM Holding, Inc.	96,902
29,761		Cisco Systems, Inc.	1,352,042
3,282		Cognizant Technology Solutions Corp.	204,305
6,079		Corning, Inc.	195,561
5,832	[2]	DXC Technology Co.	167,670
1,326	[2]	Enphase Energy, Inc.	407,082
125	[2]	EPAM Systems, Inc.	43,750
574	[2]	F5, Inc.	82,030
5,641		Fidelity National Information Services, Inc.	468,147
4,293	[2]	Fiserv, Inc.	441,063
2,344	[2]	Fortinet Inc.	133,983
564	[2]	Gartner, Inc., Class A	170,283
1,780		Global Payments, Inc.	203,383
469		Henry Jack & Associates, Inc.	93,359
18,019		Hewlett Packard Enterprise Co.	257,131
10,716		HP, Inc.	295,976
5,453		IBM Corp.	754,095
28,178		Intel Corp.	801,101
2,046		Intuit, Inc.	874,665
2,096		Juniper Networks, Inc.	64,138
1,410	[2]	Keysight Technologies, Inc.	245,551
995		KLA Corp.	314,868
687		Lam Research Corp.	278,084
6,095		Mastercard, Inc.	2,000,257
5,690		Microchip Technology, Inc.	351,301
9,981		Micron Technology, Inc.	539,972
52,731		Microsoft Corp.	12,240,447
38		Monolithic Power Systems	12,899
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
692		Motorola, Inc.	$172,799
1,612		NetApp, Inc.	111,663
3,107		NortonLifeLock, Inc.	70,001
17,852		NVIDIA Corp.	2,409,484
1,735		NXP Semiconductors NV	253,449
2,785	[2]	ON Semiconductor Corp.	171,083
9,074		Oracle Corp.	708,407
2,455		Paychex, Inc.	290,451
409	[2]	Paycom Software, Inc.	141,514
8,402	[2]	PayPal Holdings, Inc.	702,239
545	[2]	PTC, Inc.	64,217
661	[2]	Qorvo, Inc.	56,899
7,001		Qualcomm, Inc.	823,738
688		Roper Technologies, Inc.	285,204
7,172	[2]	Salesforce, Inc.	1,166,095
1,658		Seagate Technology Holdings PLC	82,336
1,691	[2]	ServiceNow, Inc.	711,471
944		Skyworks Solutions, Inc.	81,193
23	[2]	Solaredge Technologies, Inc.	5,291
1,446	[2]	Synopsys, Inc.	423,027
2,443		TE Connectivity Ltd.	298,608
20	[2]	Teledyne Technologies, Inc.	7,960
2,511		Teradyne, Inc.	204,270
6,502		Texas Instruments, Inc.	1,044,416
357	[2]	Tyler Technologies, Inc.	115,429
526	[2]	Verisign, Inc.	105,442
10,948		Visa, Inc., Class A	2,267,988
5,272	[2]	Western Digital Corp.	181,199
444	[2]	Zebra Technologies Corp., Class A	125,750
		TOTAL	60,625,737
		Materials—2.5%
1,100		Air Products & Chemicals, Inc.	275,440
423		Albemarle Corp.	118,385
20,415		Amcor PLC	236,406
702		Avery Dennison Corp.	119,024
1,817		Ball Corp.	89,742
624		Celanese Corp.	59,979
2,550		CF Industries Holdings, Inc.	270,963
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
5,412		Corteva, Inc.	$353,620
4,576		Dow, Inc	213,882
3,763		DuPont de Nemours, Inc.	215,244
1,893		Ecolab, Inc.	297,333
675		FMC Corp.	80,257
9,316		Freeport-McMoRan, Inc.	295,224
1,784		International Flavors & Fragrances, Inc.	174,136
3,926		Linde PLC	1,167,396
1,502		LyondellBasell Industries N.V.	114,828
509		Martin Marietta Materials	171,014
2,005		Mosaic Co./The	107,769
8,329		Newmont Corp.	352,483
1,650		Nucor Corp.	216,777
1,851		PPG Industries, Inc.	211,347
569		Sealed Air Corp.	27,096
1,768		Sherwin-Williams Co.	397,853
1,081		Vulcan Materials Co.	176,960
4,792		WestRock Co.	163,216
		TOTAL	5,906,374
		Real Estate—2.6%
1,201		Alexandria Real Estate Equities, Inc.	174,505
3,380		American Tower Corp.	700,302
872		Avalonbay Communities, Inc.	152,705
2,404		Boston Properties, Inc.	174,771
799		Camden Property Trust	92,325
3,745	[2]	CBRE Group, Inc.	265,670
2,341		Crown Castle, Inc.	311,962
2,235		Digital Realty Trust, Inc.	224,059
680		Equinix, Inc.	385,179
2,706		Equity Residential Properties Trust	170,532
371		Essex Property Trust, Inc.	82,451
1,069		Extra Space Storage, Inc.	189,683
283		Federal Realty Investment Trust	28,011
3,385		Healthpeak Properties, Inc.	80,326
11,424		Host Hotels & Resorts, Inc.	215,685
3,471		Invitation Homes, Inc.	109,996
954		Mid-American Apartment Communities, Inc.	150,207
5,455		ProLogis Inc.	604,141
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
1,484		Public Storage	$459,669
2,536		Realty Income Corp.	157,917
691		Regency Centers Corp.	41,813
1,137		SBA Communications, Corp.	306,876
2,078		Simon Property Group, Inc.	226,461
2,632		UDR, Inc.	104,648
5,264		Ventas, Inc.	205,980
6,099		VICI Properties, Inc.	195,290
257		Vornado Realty Trust L.P.	6,063
2,952		Welltower, Inc.	180,190
5,045		Weyerhaeuser Co.	156,042
		TOTAL	6,153,459
		Utilities—2.8%
5,581		AES Corp.	145,999
2,155		Alliant Energy Corp.	112,426
3,092		Ameren Corp.	252,060
3,395		American Electric Power Co., Inc.	298,488
501		American Water Works Co., Inc.	72,815
811		Atmos Energy Corp.	86,412
849		CenterPoint Energy, Inc.	24,290
1,827		CMS Energy Corp.	104,230
2,348		Consolidated Edison Co.	206,530
2,573		Constellation Energy Corp.	243,251
4,447		Dominion Energy, Inc.	311,157
1,432		DTE Energy Co.	160,541
5,652		Duke Energy Corp.	526,653
2,353		Edison International	141,274
433		Entergy Corp.	46,392
1,134		EverSource Energy	86,502
9,674		Exelon Corp.	373,320
6,692		FirstEnergy Corp.	252,355
14,136		NextEra Energy, Inc.	1,095,540
2,066		NiSource, Inc.	53,076
1,279		NRG Energy, Inc.	56,788
11,376	[2]	P G & E Corp.	169,844
485		Pinnacle West Capital Corp.	32,597
4,395		PPL Corp.	116,424
3,869		Public Service Enterprises Group, Inc.	216,935
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
2,895		Sempra Energy	$436,971
7,582		Southern Co.	496,469
2,455		WEC Energy Group, Inc.	224,215
5,437		Xcel Energy, Inc.	354,003
		TOTAL	6,697,557
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,659,305)	229,855,871
		INVESTMENT COMPANY—2.3%
5,476,080		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[3] (IDENTIFIED COST $5,473,104)	5,472,794
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $72,132,409)[4]	235,328,665
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	94,995
		TOTAL NET ASSETS—100%	$235,423,660
At October 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
2S&P 500 E-Mini Index	29	$5,630,350	December 2022	$(64,383)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2021	$35,250	$8,622,325	$8,657,575
Purchases at Cost	$1,387,864	$55,399,308	$56,787,172
Proceeds from Sales	$(1,423,114)	$(58,541,529)	$(59,964,643)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,055)	$(2,055)
Net Realized Gain/(Loss)	N/A	$(5,255)	$(5,255)
Value as of 10/31/2022	$—	$5,472,794	$5,472,794
Shares Held as of 10/31/2022	—	5,476,080	5,476,080
Dividend Income	$58	$77,156	$77,214
Gain Distributions Received	$—	$1,368	$1,368
Annual Shareholder Report

*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $5,630,350 at October 31, 2022, which represents 2.39% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.1%.
2
Non-income-producing security.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $73,936,952.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.48	$9.21	$9.91	$12.74	$15.09
Income From Investment Operations:
Net investment income[1]	0.01	0.00[2]	0.04	0.06	0.06
Net realized and unrealized gain (loss)	(1.42)	3.28	0.68	1.03	0.75
TOTAL FROM INVESTMENT OPERATIONS	(1.41)	3.28	0.72	1.09	0.81
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.05)	(0.06)	(0.07)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.55)	(2.01)	(1.42)	(3.92)	(3.16)
Net Asset Value, End of Period	$7.52	$10.48	$9.21	$9.91	$12.74
Total Return[3]	(15.74)%	40.91%	8.04%	12.59%	6.09%
Ratios to Average Net Assets:
Net expenses[4]	1.41%	1.41%	1.42%[5]	1.41%	1.41%
Net investment income	0.10%	0.03%	0.46%	0.61%	0.48%
Expense waiver/reimbursement[6]	0.11%	0.10%	0.12%	0.10%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,374	$35,915	$30,451	$35,742	$37,324
Portfolio turnover[7]	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.42% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.81	$9.44	$10.12	$12.92	$15.27
Income From Investment Operations:
Net investment income[1]	0.03	0.03	0.07	0.09	0.10
Net realized and unrealized gain (loss)	(1.47)	3.37	0.70	1.06	0.74
TOTAL FROM INVESTMENT OPERATIONS	(1.44)	3.40	0.77	1.15	0.84
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.08)	(0.09)	(0.10)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.56)	(2.03)	(1.45)	(3.95)	(3.19)
Net Asset Value, End of Period	$7.81	$10.81	$9.44	$10.12	$12.92
Total Return[2]	(15.48)%	41.28%	8.39%	13.00%	6.31%
Ratios to Average Net Assets:
Net expenses[3]	1.11%	1.10%	1.11%[4]	1.08%	1.11%
Net investment income	0.40%	0.34%	0.75%	0.94%	0.79%
Expense waiver/reimbursement[5]	0.13%	0.10%	0.12%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,551	$42,899	$35,879	$38,142	$41,765
Portfolio turnover[6]	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.11% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.10	$9.64	$10.31	$13.09	$15.42
Income From Investment Operations:
Net investment income[1]	0.10	0.11	0.14	0.16	0.21
Net realized and unrealized gain (loss)	(1.51)	3.45	0.70	1.08	0.75
TOTAL FROM INVESTMENT OPERATIONS	(1.41)	3.56	0.84	1.24	0.96
Less Distributions:
Distributions from net investment income	(0.10)	(0.11)	(0.14)	(0.16)	(0.20)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.63)	(2.10)	(1.51)	(4.02)	(3.29)
Net Asset Value, End of Period	$8.06	$11.10	$9.64	$10.31	$13.09
Total Return[2]	(14.78)%	42.34%	9.16%	13.76%	7.16%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%[4]	0.36%	0.36%
Net investment income	1.15%	1.07%	1.50%	1.66%	1.56%
Expense waiver/reimbursement[5]	0.15%	0.14%	0.16%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,854	$159,314	$119,545	$133,835	$137,792
Portfolio turnover[6]	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.85	$9.46	$10.14	$12.94	$15.28
Income From Investment Operations:
Net investment income[1]	0.07	0.08	0.11	0.13	0.16
Net realized and unrealized gain (loss)	(1.48)	3.38	0.70	1.06	0.75
TOTAL FROM INVESTMENT OPERATIONS	(1.41)	3.46	0.81	1.19	0.91
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.12)	(0.13)	(0.16)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.60)	(2.07)	(1.49)	(3.99)	(3.25)
Net Asset Value, End of Period	$7.84	$10.85	$9.46	$10.14	$12.94
Total Return[2]	(15.12)%	42.02%	8.87%	13.41%	6.85%
Ratios to Average Net Assets:
Net expenses[3]	0.66%	0.66%	0.66%[4]	0.66%	0.66%
Net investment income	0.85%	0.77%	1.23%	1.36%	1.24%
Expense waiver/reimbursement[5]	0.40%	0.39%	0.41%	0.39%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,644	$90,795	$72,477	$107,852	$110,443
Portfolio turnover[6]	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.66% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2022

Assets:
Investment in securities, at value including $5,472,794 of investment in an affiliated holding* (identified cost $72,132,409)		$235,328,665
Due from broker		290,000
Income receivable		166,029
Receivable for shares sold		87,135
Receivable for investments sold		85,955
Income receivable from affiliated holding		15,837
TOTAL ASSETS		235,973,621
Liabilities:
Payable for investments purchased	$149,960
Payable for shares redeemed	131,032
Payable for variation margin on futures contracts	40,962
Payable for portfolio accounting fees	71,466
Payable for transfer agent fee (Note 2)	44,536
Payable for distribution services fee (Note 5)	32,186
Payable for other service fees (Notes 2 and 5)	25,827
Payable for custodian fees	15,044
Payable for share registration costs	12,879
Payable for management fee (Note 5)	4,688
Accrued expenses (Note 5)	21,381
TOTAL LIABILITIES		549,961
Net assets for 29,788,572 shares outstanding		$235,423,660
Net Assets Consists of:
Paid-in capital		$42,818,030
Total distributable earnings (loss)		192,605,630
TOTAL NET ASSETS		$235,423,660
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($26,374,309 ÷ 3,508,242 shares outstanding) no par value, unlimited shares authorized	$7.52
Offering price per share	$7.52
Redemption proceeds per share (99.00/100 of $7.52)	$7.44
Class R Shares:
Net asset value per share ($32,551,353 ÷ 4,167,168 shares outstanding) no par value, unlimited shares authorized	$7.81
Offering price per share	$7.81
Redemption proceeds per share	$7.81
Institutional Shares:
Net asset value per share ($115,854,284 ÷ 14,377,410 shares outstanding) no par value, unlimited shares authorized	$8.06
Offering price per share	$8.06
Redemption proceeds per share	$8.06
Service Shares:
Net asset value per share ($60,643,714 ÷ 7,735,752 shares outstanding) no par value, unlimited shares authorized	$7.84
Offering price per share	$7.84
Redemption proceeds per share	$7.84
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2022

Investment Income:
Dividends (including $77,156 received from an affiliated holding* and net of foreign taxes withheld of $965)			$4,245,294
Net income on securities loaned (includes $58 earned from an affiliated holding* related to cash collateral balances) (Note 2)			475
TOTAL INCOME			4,245,769
Expenses:
Management fee (Note 5)		$842,711
Custodian fees		34,053
Transfer agent fees (Note 2)		303,956
Directors’/Trustees’ fees (Note 5)		5,349
Auditing fees		25,800
Legal fees		8,406
Distribution services fee (Note 5)		646,697
Other service fees (Notes 2 and 5)		262,738
Portfolio accounting fees		146,331
Share registration costs		61,419
Printing and postage		21,685
Miscellaneous (Note 5)		96,247
TOTAL EXPENSES		2,455,392
Waivers and Reimbursements:
Waiver/reimbursement of investment management fee (Note 5)	$(314,536)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(283,289)
TOTAL WAIVERS AND REIMBURSEMENTS		(597,825)
Net expenses			1,857,567
Net investment income			2,388,202
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of ($5,255) on sales of investments in an affiliated holding*)	$33,029,688
Net realized loss on futures contracts	(1,558,987)
Realized gain distribution from affiliated investment company shares*	1,368
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of ($2,055) of investments in an affiliated holding*)	(79,122,908)
Net change in unrealized appreciation of futures contracts	(298,817)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(47,949,656)
Change in net assets resulting from operations	$(45,561,454)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,388,202	$2,346,940
Net realized gain	31,472,069	46,274,680
Net change in unrealized appreciation/depreciation	(79,421,725)	54,636,107
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(45,561,454)	103,257,727
Distributions to Shareholders:
Class C Shares	(5,276,654)	(6,400,546)
Class R Shares	(6,227,826)	(7,714,663)
Institutional Shares	(23,521,844)	(26,868,472)
Service Shares	(13,162,043)	(16,127,333)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,188,367)	(57,111,014)
Share Transactions:
Proceeds from sale of shares	27,883,744	34,150,924
Net asset value of shares issued to shareholders in payment of distributions declared	46,905,452	55,332,652
Cost of shares redeemed	(74,538,410)	(65,059,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	250,786	24,424,281
Change in net assets	(93,499,035)	70,570,994
Net Assets:
Beginning of period	328,922,695	258,351,701
End of period	$235,423,660	$328,922,695
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2022
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $597,825 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$26,039	$—
Class R Shares	115,196	(8,445)
Institutional Shares	103,060	(55,522)
Service Shares	59,661	(33,553)
TOTAL	$303,956	$(97,520)
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$76,969
Service Shares	185,769
TOTAL	$262,738
For the year ended October 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $9,573,938. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities
Annual Shareholder Report

while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of October 31, 2022, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$64,383*
*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(1,558,987)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(298,817)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2022		2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	245,937	$2,089,360	246,523	$2,300,338
Shares issued to shareholders in payment of distributions declared	555,042	4,948,419	712,742	6,008,783
Shares redeemed	(721,177)	(6,054,782)	(838,221)	(7,705,776)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	79,802	$982,997	121,044	$603,345

Year Ended October 31	2022		2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	820,066	$7,150,394	660,773	$6,388,992
Shares issued to shareholders in payment of distributions declared	673,510	6,224,177	881,931	7,679,925
Shares redeemed	(1,294,592)	(11,158,000)	(1,376,479)	(13,315,617)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	198,984	$2,216,571	166,225	$753,300

Year Ended October 31	2022		2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,231,030	$11,225,888	1,676,479	$17,063,021
Shares issued to shareholders in payment of distributions declared	2,398,022	22,778,386	2,877,498	25,836,124
Shares redeemed	(3,598,518)	(32,335,788)	(2,605,818)	(25,402,346)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	30,534	$1,668,486	1,948,159	$17,496,799

Year Ended October 31	2022		2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	836,140	$7,418,102	857,944	$8,398,573
Shares issued to shareholders in payment of distributions declared	1,399,377	12,954,470	1,805,545	15,807,820
Shares redeemed	(2,870,965)	(24,989,840)	(1,952,638)	(18,635,556)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(635,448)	$(4,617,268)	710,851	$5,570,837
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(326,128)	$250,786	2,946,279	$24,424,281
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$10,541,942	$2,502,648
Long-term capital gains	$37,646,425	$54,608,366
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$200,137
Net unrealized appreciation	$161,391,713
Undistributed long-term capital gains	$31,013,780
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, mark-to market of future contracts and non-taxable dividends.
At October 31, 2022, the cost of investments for federal tax purposes was $73,936,952. The net unrealized appreciation of investments for federal tax purposes was $161,391,713. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $163,129,163 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,737,450. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2022, the Manager voluntarily waived $307,463 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2022, the Manager reimbursed $7,073.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$231,570	$—
Class R Shares	188,934	—
Service Shares	226,193	(185,769)
TOTAL	$646,697	$(185,769)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2022, FSC retained $126,675 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2022, FSC retained $155 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2022, FSSC received $5,805 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s
Annual Shareholder Report

next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2022, were as follows:
Purchases	$89,828,332
Sales	$134,050,956
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2022, the Fund had no outstanding loans. During the year ended October 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2022, there were no outstanding loans. During the year ended October 31, 2022, the program was not utilized.
Annual Shareholder Report

9. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENT
An affiliated shareholder of the Fund with an investment equal to 18% of the Fund’s net assets as of October 31, 2022, will redeem its investment on approximately December 29, 2022.
Annual Shareholder Report

12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2022, the amount of long-term capital gains designated by the Fund was $37,646,425.
For the fiscal year ended October 31, 2022, 38.73% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2022, 37.53% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Index Trust AND SHAREHOLDERS OF Federated Hermes max-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Max- Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$938.10	$6.94
Class R Shares	$1,000	$939.00	$5.42
Institutional Shares	$1,000	$943.50	$1.76
Service Shares	$1,000	$941.60	$3.23
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.05	$7.22
Class R Shares	$1,000	$1,019.61	$5.65
Institutional Shares	$1,000	$1,023.39	$1.84
Service Shares	$1,000	$1,021.88	$3.36
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.42%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised two portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Max-Cap Index Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Max-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $57,936

Fiscal year ended 2021 - $51,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $47,629 and $30,800 respectively. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $138,536

Fiscal year ended 2021 - $57,941

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2022